Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Income Taxes [Abstract]
Income tax expense at Cayman statutory rate, Amount
Income tax expense at Cayman statutory rate, Percent
Foreign tax rate differences, Amount	$ (4,387)
Foreign tax rate differences, Percent	5.56%
Valuation allowance changes, Amount	$ 4,386
Valuation allowance changes, Percent	(5.56%)
Nondeductible expenses, Amount	$ 1
Nondeductible expenses, Percent
Total tax provision and effective tax rate, Amount
Total tax provision and effective tax rate, Percent